Receivables	12 Months Ended
Dec. 31, 2011
Receivables
Note 6	Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Service charges:
Billed	$252,483	$278,835
Unbilled	9,037	13,197
Other	10,579	60,169
Allowance for doubtful accounts	(21,748)	(20,830)

Total	$250,351	$331,371

Unbilled service charges represent amounts earned and accrued as receivables from customers for services rendered prior to the end of the reporting period. Unbilled service charges are expected to be billed and collected within twelve months of the respective balance sheet date. Other receivables as of December 31, 2010 and 2011 include $5.0 million and $16.8 million, respectively, of receivables due from our indirect parent, Intelsat Global. In addition, other receivables at December 31, 2011 include $23.9 million in insurance proceeds receivable related to the New Dawn partial loss claim which was finalized in 2011 (see Note 7(c)—Satellites and Other Property and Equipment—2011 Anomalies) and a $12.2 million receivable from JSAT International, Inc. (“JSAT”), with which we have a joint venture (see Note 8(b)—Horizons Holdings).